UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

	Master Income ETF
	Schedule of Investments
	February 28, 2017 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 82.1%
	Finance and Insurance - 15.9%
1,203	AllianceBernstein Holding LP (a)	$28,511
5,890	Apollo Global Management LLC (a)	133,939
2,760	Ares Management LP (a)	59,616
997	Artisan Partners Asset Management, Inc.	28,365
17,594	Blackstone Group LP (a)	519,726
4,835	Carlyle Group LP (a)	77,602
295	Cohen & Steers, Inc.	11,095
443	Ellington Financial LLC (a)	7,053
1,290	Federated Investors, Inc.	35,049
671	Fifth Street Asset Management, Inc.	3,456
5,236	Fortress Investment Group LLC (a)	41,783
5,917	Invesco, Ltd.	190,468
12,100	KKR & Company LP (a)	218,163
1,317	Manning & Napier, Inc.	8,231
2,247	Oaktree Capital Group LLC (a)	100,441
1,230	Waddell & Reed Financial, Inc.	23,665
		1,487,163
	Manufacturing - 0.9%
265	CVR Energy, Inc.	6,074
1,156	Tesoro Logistics LP (a)	65,094
760	Western Refining Logistics LP (a)	18,544
		89,712
	Mining, Quarrying, and Oil and Gas Extraction - 3.1%
738	Archrock Partners LP	13,173
2,744	Black Stone Minerals LP (a)	48,075
2,597	EnLink Midstream Partners LP (a)	48,616
4,480	Williams Partners LP (a)	180,544
		290,408
	Real Estate and Rental and Leasing - 41.9%
7,713	AGNC Investment Corporation #	151,406
1,248	Altisource Residential Corporation #	16,748
23,815	Annaly Capital Management, Inc. #	264,348
2,202	Anworth Mortgage Asset Corporation #	11,979
1,805	Apollo Commercial Real Estate Finance, Inc.#	33,194
325	Arlington Asset Investment Corporation	4,791
900	Armada Hoffler Properties, Inc. #	12,555
841	ARMOUR Residential REIT, Inc. #	18,914
2,160	Blackstone Mortgage Trust, Inc. #	67,262
478	Bluerock Residential Growth REIT, Inc. #	5,965
2,214	Capstead Mortgage Corporation #	23,424
4,197	CBL & Associates Properties, Inc. #	42,096
4,066	Chimera Investment Corporation #	78,230
3,111	Columbia Property Trust, Inc. #	71,833
2,712	CoreCivic, Inc. #	91,395
3,471	CYS Investments, Inc. #	27,837
7,523	DDR Corporation #	108,783
2,093	DuPont Fabros Technology, Inc. #	107,769
1,472	EPR Properties #	113,285
2,670	Franklin Street Properties Corporation #	33,081
4,474	Gaming & Leisure Properties, Inc. #	143,168
593	Gladstone Commercial Corporation #	12,340
4,233	Global Net Lease, Inc. #	34,711
1,751	Government Properties Income Trust #	36,088
3,372	Gramercy Property Trust #	94,281
1,057	Hannon Armstrong Sustainable Infrastructure Capital, Inc. #	20,918
1,450	Independence Realty Trust, Inc. #	13,326
2,662	Invesco Mortgage Capital, Inc. #	41,394
2,872	Investors Real Estate Trust #	18,668
5,597	Iron Mountain, Inc. #	203,451
2,125	Kite Reality Group Trust #	48,131
2,617	Ladder Capital Corporation #	37,763
2,285	Lamar Advertising Co. #	172,472
5,158	Lexington Realty Trust #	57,563
1,075	Life Storage, Inc. #	95,277
8,863	MFA Financial, Inc. #	71,081

1,661	Monmouth Real Estate Investment Corporation #	24,251
1,073	MTGE Investment Corporation #	17,758
7,038	New Residential Investment Corporation #	118,731
2,634	New York Mortgage Trust, Inc. #	16,673
372	One Liberty Properties, Inc. #	9,140
3,128	Outfront Media, Inc. #	81,172
1,738	Pennsylvania Real Estate Investment Trust #	28,677
1,565	PennyMac Mortgage Investment Trust #	26,386
595	Preferred Apartment Communities, Inc. #	8,128
2,001	RAIT Financial Trust #	6,723
1,917	Ramco-Gershenson Properties Trust #	30,020
1,795	Redwood Trust, Inc. #	29,384
5,743	Retail Properties of America, Inc. #	88,500
1,538	Select Income REIT #	39,988
11,730	Spirit Realty Capital, Inc. #	128,913
1,900	STAG Industrial, Inc. #	49,077
5,867	Starwood Property Trust, Inc. #	134,120
3,778	STORE Capital Corporation #	94,110
8,021	Two Harbors Investment Corporation #	74,595
627	UMH Properties, Inc. #	9,311
3,154	Uniti Group, Inc. #	91,371
23,795	VEREIT, Inc. #	215,821
4,556	Washington Prime Group, Inc. #	42,234
706	Whitestone REIT #	9,997
2,608	WP Carey, Inc. #	164,538
		3,925,145
	Retail Trade - 0.5%
894	Crestwood Equity Partners LP (a)	23,154
801	Sunoco LP (a)	20,514
		43,668
	Transportation and Warehousing - 19.3%
2,567	Buckeye Partners LP (a)	176,918
1,658	DCP Midstream Partners LP (a)	64,994
1,142	Enable Midstream Partners LP (a)	18,637
4,916	Enbridge Energy Partners LP (a)	88,980
9,861	Energy Transfer Partners LP (a)	372,843
1,832	Genesis Energy LP (a)	61,995
956	Golar LNG Partners LP (a)	21,548
730	Holly Energy Partners LP (a)	26,222
1,166	NuStar Energy LP (a)	60,912
597	NuStar GP Holdings LLC (a)	17,253
4,161	ONEOK Partners LP (a)	217,953
7,432	Plains All American Pipeline LP (a)	238,418
1,142	Ship Finance International Limited	16,845
829	Summit Midstream Partners LP (a)	19,772
4,579	Sunoco Logistics Partners LP (a)	115,986
714	Tallgrass Energy Partners LP (a)	38,170
3,529	Targa Resources Corporation	199,389
894	TC PipeLines LP (a)	54,588
		1,811,423
	Wholesale Trade - 0.5%
1,987	NGL Energy Partners LP (a)	44,111
	TOTAL COMMON STOCKS (Cost $7,281,879)	7,691,630

	Closed-End Fund - 17.6%
6,043	Aberdeen Asia-Pacific Income Fund, Inc.	30,155
332	Advent Claymore Convertible Securities and Income Fund	5,295
455	Advent Claymore Convertible Securities and Income Fund II	2,839
153	Alcentra Capital Corporation	1,911
2,102	AllianceBernstein Global High Income Fund, Inc.	27,074
1,383	AllianzGI Convertible & Income Fund	9,584
1,042	AllianzGI Convertible & Income Fund II	6,429
3,177	Apollo Investment Corporation	20,110
378	Apollo Senior Floating Rate Fund, Inc.	6,725
346	Apollo Tactical Income Fund, Inc.	5,550
5,913	Ares Capital Corporation	104,956
561	Ares Dynamic Credit Allocation Fund, Inc.	8,959
317	Avenue Income Credit Strategies Fund	4,543
478	Barings Global Short Duration High Yield Fund	9,603

1,084	BlackRock Capital Investment Corporation	8,401
1,367	BlackRock Core Bond Trust	18,236
1,880	BlackRock Corporate High Yield Fund, Inc.	20,981
1,512	BlackRock Credit Allocation Income Trust	20,034
1,504	BlackRock Debt Strategies Fund, Inc.	17,566
524	BlackRock Floating Rate Income Strategies Fund, Inc.	7,724
334	BlackRock Floating Rate Income Trust	4,823
1,538	BlackRock Income Trust, Inc.	9,628
526	BlackRock Limited Duration Income Trust	8,405
918	BlackRock Multi-Sector Income Trust	16,074
810	BlackRock Taxable Municipal Bond Trust	18,241
176	Blackstone/GSO Long-Short Credit Income Fund	2,890
213	Blackstone/GSO Senior Floating Rate Term Fund	3,879
1,063	Blackstone/GSO Strategic Credit Fund	17,008
1,106	Calamos Convertible & High Income Fund	12,487
1,066	Calamos Convertible Opportunities & Income Fund	11,705
851	Calamos Global Dynamic Income Fund	6,595
232	Capitala Finance Corporation	3,148
727	Clough Global Opportunities Fund	7,314
684	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	17,558
167	Cohen & Steers Select Preferred & Income Fund, Inc.	4,441
2,396	Credit Suisse High Yield Bond Fund	6,685
223	Delaware Enhanced Global Dividend & Income Fund	2,377
214	Deutsche High Income Opportunity Fund, Inc.	3,159
2,400	DoubleLine Income Solutions Fund	48,816
356	DoubleLine Opportunistic Credit Fund	8,498
1,754	Dreyfus High Yield Strategies Fund	6,051
567	Eaton Vance Floating-Rate Income Trust	8,675
1,717	Eaton Vance Limited Duration Income Fund	24,364
521	Eaton Vance Senior Floating-Rate Trust	7,987
925	Eaton Vance Senior Income Trust	6,429
252	Eaton Vance Short Duration Diversified Income Fund	3,523
314	Fidus Investment Corporation	5,272
1,770	Fifth Street Finance Corporation	7,859
394	Fifth Street Senior Floating Rate Corporation	3,467
505	First Trust High Income Long/Short Fund	8,610
1,417	First Trust Intermediate Duration Preferred & Income Fund	33,611
377	First Trust Senior Floating Rate Income Fund II	5,229
457	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	11,375
263	Flaherty & Crumrine Preferred Income Fund	3,816
670	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	13,253
140	Flaherty & Crumrine Total Return Fund, Inc.	2,871
373	Franklin Limited Duration Income Trust	4,539
3,411	FS Investment Corporation	36,668
341	Gladstone Capital Corporation	3,141
422	Gladstone Investment Corporation	3,874
503	Goldman Sachs BDC, Inc.	12,389
783	Golub Capital BDC, Inc.	14,987
245	Guggenheim Build America Bonds Managed Duration Trust	5,459
262	Guggenheim Strategic Opportunities Fund	5,423
1,056	Hercules Capital, Inc.	15,639
148	Insight Select Income Fund	2,834
272	Invesco Bond Fund	5,163
1,051	Invesco Dynamic Credit Opportunities Fund	13,032
4,350	Invesco Senior Income Trust	20,532
396	Ivy High Income Opportunities Fund	6,130
407	John Hancock Preferred Income Fund	8,673
342	John Hancock Preferred Income Fund II	7,332
494	John Hancock Preferred Income Fund III	9,228
1,176	John Hancock Premium Dividend Fund	18,828
367	KKR Income Opportunities Fund	6,250
510	Legg Mason BW Global Income Opportunities Fund, Inc.	6,421
256	LMP Capital & Income Fund, Inc.	3,661
703	Main Street Capital Corporation	26,004
777	Medley Capital Corporation	5,890
1,291	MFS Charter Income Trust	11,232
2,788	MFS Intermediate Income Trust	12,184
1,094	MFS Multimarket Income Trust	6,794
234	Monroe Capital Corporation	3,700
526	Morgan Stanley Emerging Markets Debt Fund, Inc.	5,018
963	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	7,444
352	Neuberger Berman High Yield Strategies Fund, Inc.	4,249

557	New American High Income Fund, Inc.	5,269
865	New Mountain Finance Corporation	12,716
175	Newtek Business Services Corporation	2,833
373	Nuveen Build America Bond Fund	7,725
2,034	Nuveen Credit Strategies Income Fund	18,265
273	Nuveen Diversified Dividend & Income Fund	3,350
784	Nuveen Floating Rate Income Fund	9,400
541	Nuveen Floating Rate Income Opportunity Fund	6,681
228	Nuveen Mortgage Opportunity Term Fund	5,595
546	Nuveen Preferred & Income Term Fund	13,115
1,464	Nuveen Preferred Income Opportunities Fund	14,684
2,967	Nuveen Preferred Securities Income Fund	28,750
936	Nuveen Senior Income Fund	6,664
143	Nuveen Short Duration Credit Opportunities Fund	2,620
244	Oxford Lane Capital Corporation	2,801
380	PennantPark Floating Rate Capital, Ltd.	5,126
1,033	PennantPark Investment Corporation	8,801
1,016	PIMCO Corporate & Income Opportunity Fund	15,880
1,018	PIMCO Corporate & Income Strategy Fund	16,349
3,368	PIMCO Dynamic Credit Income Fund	70,593
1,155	PIMCO Dynamic Income Fund	32,825
148	PIMCO Global StocksPLUS & Income Fund	2,569
1,896	PIMCO High Income Fund	16,969
213	PIMCO Income Opportunity Fund	5,208
353	PIMCO Income Strategy Fund	3,918
927	PIMCO Income Strategy Fund II	9,177
1,021	PIMCO Strategic Income Fund, Inc.	9,679
352	Pioneer Floating Rate Trust	4,354
503	Pioneer High Income Trust	5,055
5,073	Prospect Capital Corporation	47,534
988	Prudential Global Short Duration High Yield Fund, Inc.	14,988
802	Prudential Short Duration High Yield Fund, Inc.	12,648
2,855	Putnam Premier Income Trust	15,132
527	Solar Capital Limited	11,736
202	Solar Senior Capital, Ltd.	3,528
177	Stellus Capital Investment Corporation	2,466
374	Stone Harbor Emerging Markets Income Fund	5,917
761	TCP Capital Corporation	13,059
1,165	TCW Strategic Income Fund, Inc.	6,419
1,150	Templeton Emerging Markets Income Fund	13,478
3,218	Templeton Global Income Fund	21,368
473	THL Credit, Inc.	4,929
733	TICC Capital Corporation	5,835
596	TPG Specialty Lending, Inc.	11,634
580	Triangle Capital Corporation	11,223
231	TriplePoint Venture Growth BDC Corporation	3,021
267	Virtus Global Multi-Sector Income Fund	4,304
2,088	Voya Prime Rate Trust	11,672
1,107	Wells Fargo Income Opportunities Fund	9,542
580	Wells Fargo Multi-Sector Income Fund	7,772
437	Western Asset Emerging Markets Debt Fund, Inc.	6,795
211	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,716
735	Western Asset Global High Income Fund, Inc.	7,497
3,113	Western Asset High Income Opportunity Fund, Inc.	16,063
2,087	Western Asset High Income Opportunity Fund II, Inc.	15,402
552	Western Asset High Yield Defined Opportunity Fund, Inc.	8,539
152	Western Asset Investment Grade Defined Opportunity Trust, Inc.	3,169
151	Western Asset Mortgage Defined Opportunity Fund, Inc.	3,607
	TOTAL CLOSED-END FUNDS (Cost $1,584,798)	1,645,480

	SHORT-TERM INVESTMENTS - 0.2%
21,175	Government & Agency Portfolio Short-Term Investments Trust- Institutional Class - 0.47% *	21,175
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,175)	21,175

	TOTAL INVESTMENTS (Cost $8,887,852) - 99.9%	9,358,285
	Other Assets in Excess of Liabilities - 0.1%	13,914
	NET ASSETS - 100.0%	$9,372,199

	Percentages are stated as a percentage of net assets.

	# Real Estate Investment Trust ("REIT")
	* Rate shown is the seven-day annualized yield as of February 28, 2017.
	(a) Master Limited Partnership ("MLP")

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows^:

Tax cost of investments	$8,887,852
Gross tax unrealized appreciation	616,580
Gross tax unrealized depreciation	(146,147)
Net tax unrealized appreciation	$470,433

^Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at February 28, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2017

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,691,630	$-	$-	$7,691,630
Closed-End Funds	1,645,480	-	-	1,645,480
Short-Term Investments	21,175	-	-	21,175
Total Investments in Securities	$9,358,285	$-	$-	$9,358,285

^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended February 28 2017, the fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date April 28, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date April 28, 2017
* Print the name and title of each signing officer under his or her signature.